Consolidated and combined statements of cash flows	12 Months Ended
	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Cash flows from operating activities:
(Loss) profit before income taxes	$ (285,279,802)	$ (3,495,289,882)	$ 5,662,697
Adjustments for:
Depreciation of property, construction in process and equipment	237,651,011	271,532,601	128,715,199
Depreciation of right of use assets	50,645,994	48,236,212	6,783,691
Disposals of furniture	0	0	6,656,723
Gain in sale of equipment	0	(157,032,407)	0
Amortization of costs to obtain loans and commissions	30,289,106	66,392,459	8,106,066
Listing expense	0	917,366,970	0
Valuation of financial derivative instruments	0	43,348,480	75,868,263
Valuation of warrants	(63,526,324)	51,946,426	0
Gain in valuation of crypto assets	(1,040,259)	0	0
(Gain) loss on revaluation of investment property	(75,000,000)	(239,508,510)	86,598,436
Interest expense	1,414,534,298	775,720,050	300,463,958
Interest expense from lease liabilities	20,287,396	21,298,127	3,282,685
Interest income	(14,403,106)	(34,942,822)	(8,845,532)
Net foreign exchange gain (loss) unrealized	(1,388,706,418)	1,568,211,759	(756,380,690)
Cash flows from operations	(74,548,104)	(162,720,537)	(143,088,504)
Changes in:
Increase in receivable VAT	(48,919,026)	(125,714,792)	(13,310,332)
Increase in trade receivable	(17,182,551)	(47,682,402)	(16,831,611)
Decrease (increase) in other receivables	6,846,123	(8,805,027)	(2,935,229)
Decrease (increase) in prepayments	26,487,024	(22,716,089)	24,307,603
(Increase) decrease in inventory	(4,310,861)	(10,047,780)	496,924
Increase in guarantee deposits	(3,896,328)	(1,838,093)	(21,480,806)
Increase in trade payables and advance from customers	218,797,466	266,769,413	275,492,241
(Decrease) increase in other liabilities	(4,388,433)	23,807,107	62,504,425
Increase in employee benefits	3,049,145	1,425,354	2,149,082
(Decrease) increase in employees' statutory profit sharing	(683,730)	359,805	101,082
Income taxes paid	(8,405,027)	(7,645,321)	(2,198,538)
Net cash flows from (used in) operating activities	92,845,698	(94,808,362)	165,206,337
Cash flows used in investing activities
Interest received and cash settlement of derivatives	14,403,106	108,518,069	2,081,201
Disposal of property, construction in process and equipment	11	0	157,032,407
Loans collected from (granted to) related parties	0	143,549,146	(136,784,815)
Investment in crypto assets	(41,931,431)	0	0
Disposal of Crypto assets	42,971,690	0	0
Acquisition of property, construction in process and equipment	(282,638,596)	(1,331,832,547)	(1,719,930,815)
Net cash flows used in investing activities	(267,195,220)	(1,079,765,332)	(1,697,602,022)
Cash flows from financing activities:
Capital increase	25,969,485	0	0
Additional paid in capital - warrants exercised	14,659,828	0	0
Withdrawals for future net assets increase	0	0	(55,939,020)
Impact of corporate restructuring	0	2,240,280	0
Impact of business combination	0	635,515	0
Treasury shares	0	(4,636,061)	0
Proceeds from loans	558,796,971	8,964,217,491	2,116,176,076
Loan payments to third parties	(359,425,897)	(6,019,515,831)	(272,136,923)
Loans received from related parties	123,407,734	417,288,465	60,581,457
Loan payments to related parties	(110,390,827)	(476,238,335)	(96,693,781)
Costs to obtain loans and commissions	0	(265,689,972)	(37,075,869)
Payments of leasing liabilities	(45,439,894)	(53,910,165)	(19,175,084)
Interest paid	(729,903,221)	(565,772,570)	(257,726,242)
Net cash flows (used in) from financing activities	(522,325,821)	1,998,618,817	1,438,010,614
Net (decrease) increase in cash and cash equivalents and restricted cash	(696,675,343)	824,045,123	(94,385,071)
Cash and cash equivalents and restricted cash at the beginning of the year	970,414,857	146,369,734	240,754,805
Cash and cash equivalents and restricted cash at the end of the year	$ 273,739,514	$ 970,414,857	$ 146,369,734